Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Property Plant and Equipment

	2025	2024	2023
	AUD$	AUD$	AUD$
LAND AND BUILDINGS
At cost	312,377	312,377	312,377
Total Land	312,377	312,377	312,377
Buildings
At cost	5,490,655	5,490,655	5,490,655
Accumulated depreciation	(1,292,404)	(1,155,138)	(1,017,872)
Total buildings	4,198,251	4,335,517	4,472,783
Total land and buildings	4,510,628	4,647,894	4,785,160
PLANT AND EQUIPMENT
Plant and equipment
At cost	14,496,288	13,118,595	8,731,976
Accumulated depreciation	(3,398,758)	(3,200,732)	(2,988,963)
Total plant and equipment	11,097,530	9,917,863	5,743,013
Motor vehicles
At cost	84,136	84,136	45,845
Accumulated depreciation	(59,004)	(45,354)	(45,845)
Total motor vehicles	25,132	38,782	-
Office equipment
At cost	62,294	58,890	52,211
Accumulated depreciation	(49,276)	(45,916)	(37,792)
Total office equipment	13,018	12,974	14,419
Total plant and equipment	11,135,680	9,969,619	5,757,432
Total property, plant and equipment	15,646,308	14,617,513	10,542,592

Schedule of Detailed Information About Property Plant And Equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial year:

			Plant and	Motor	Office
	Land	Buildings	Equipment	Vehicles	Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2025
Balance at the beginning of the year	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513
Additions	-	-	1,380,248	-	-	1,380,248
Reclassification	-	-	(2,555)	-	2,555	-
Depreciation expense	-	(137,266)	(198,026)	(13,650)	(2,511)	(351,453)
Balance at the end of the year	312,377	4,198,251	11,097,530	25,132	13,018	15,646,308

	Land	Buildings	Plant and Equipment	Motor Vehicles	Office Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2024
Balance at the beginning of the year	312,377	4,472,783	5,743,013	-	14,419	10,542,592
Additions	-	-	4,432,465	38,291	6,679	4,477,435
Reclassification	-	-	(8,094)	9,840	(1,746)	-
Depreciation expense	-	(137,266)	(249,521)	(9,349)	(6,378)	(402,514)
Balance at the end of the year	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513

	Land	Buildings	Plant and Equipment	Motor Vehicles	Office Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2023
Balance at the beginning of the year	312,377	4,843,125	2,719,144	8,431	19,731	7,902,448
Additions	-	-	3,109,422	-	6,569	3,115,991
Reclassification	-	(233,076)	228,086	5,359	(369)	-
Depreciation expense	-	(137,266)	(313,639)	(13,790)	(11,152)	(475,847)
Balance at the end of the year	312,377	4,472,783	5,743,013	-	14,419	10,542,592